Property and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	9 Property and equipment

Property and equipment by type
in EUR million	2025	2024
Property in own use	863	758
Equipment:
- Data processing equipment	197	218
- Other equipment	447	426
Right- of- use assets:
- ROU property	837	895
- ROU cars	123	124
- ROU other leases	12	13
	2,478	2,434

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	758	616	643	705	1,033	1,078	2,434	2,399
Additions	147	92	203	240	160	141	510	473
Transfers	-15	83	11	-78		-4	-3	1
Depreciation	-11	-11	-194	-204	-237	-242	-442	-457
Impairments[1]	-8	-9	-6	-10	-3	-4	-16	-23
Reversals of impairments [1]	6	5					7	5
Remeasurements	15	5			40	75	56	80
Disposals	-28	-36	-11	-14	-10	-18	-48	-68
Exchange rate differences	-3	13	-3	5	-12	8	-18	25
Closing balance	863	758	644	643	972	1,033	2,478	2,434

Cost price	994	871	2,827	3,027	1,982	1,933	5,803	5,831
Accumulated depreciation	-299	-298	-2,176	-2,376	-1,237	-1,098	-3,712	-3,772
Accumulated impairments	-95	-97	-7	-8	-31	-31	-134	-136
Accumulated revaluation surplus	264	282					264	282
Accumulated remeasurement					258	229	258	229
Net carrying value	863	758	644	643	972	1,033	2,478	2,434
[1]Impairments and reversals of impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.
ING considers valuations from third-party experts in determining the fair values of property in own use. The vast majority of the land and buildings were appraised during 2025. Property in own use purchase costs amounted to
EUR 994 million (2024: EUR 871 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 599 million (2024: EUR  476 million) had property in own use been valued at cost instead of at fair value.